SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of assumptions used for estimating fair value of share-based awards, granted

Year ended December 31
	2022	2021	2020
Weighted average expected term (years)	5.59-7.23	5.00-6.11	5.95-6.11
Interest rate	1.89%-4.25%	0.64%-1.34%	0.38%-1.71%
Volatility	51%-54%	51%-52%	45%-51%
Dividend yield	—	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss

	Year ended December 31,
	2022	2021	2020
Cost of revenue	$290	$98	$95
Research and development	349	184	208
Selling and marketing	524	348	262
General and administrative	743	305	257
	$1,906	$935	$822

Summary of changes in outstanding share options

	Year ended December 31,
	2022		2021		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	3,854,974	1.61	3,456,165	1.07	3,332,160	0.92
Granted	2,092,904	5.76	786,636	3.75	1,158,058	1.32
Exercised	(275,055)	0.77	(110,738)	0.91	(426,575)	0.44
Forfeited	(385,939)	2.82	(277,089)	1.24	(607,478)	1.15
Options outstanding at end of year	5,286,884	3.21	3,854,974	1.61	3,456,165	1.07
Options exercisable at end of year	2,457,312	1.34	2,246,011	1.00	1,834,542	0.90